SEGMENT INFORMATION (Schedule of Revenues by Geographic Area) (Details) - Reportable Geographical Components [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PRC [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	$ 298,746	$ 368,475	$ 289,976
Overseas [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	$ 44,304	$ 38,216	$ 42,348

[1]	Revenue by region is based on whether the revenue is generated from the market.